REVENUE FROM CONTRACTS WITH CUSTOMERS - Accounts receivable continuity (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Revenue from contracts with customers [Abstract]
Trade accounts receivable	$ 705,255	$ 443,570
Less: allowance for expected credit loss	(9,176)	(6,241)
Trade accounts receivables, net	696,079	437,329
Other accounts receivable	23,356	34,016
Accounts receivable	$ 719,435	$ 471,345